Variable Interest Entities (Information about Non Consolidated VIEs) (Detail) - JPY (¥) ¥ in Millions		Sep. 30, 2017	Mar. 31, 2017
Variable Interest Entity [Line Items]
Total assets		¥ 32,934,907	¥ 32,480,782
Non-recourse loans		4,362	4,864
Investments		142,307	130,462
Maximum exposure to loss	[1]	176,475	168,967
Liquidating Customer Assets
Variable Interest Entity [Line Items]
Total assets		8,660	8,671
Non-recourse loans		0	0
Investments		991	991
Maximum exposure to loss	[1]	991	991
Acquisition Of Real Estate And Real Estate Development Projects For Customers
Variable Interest Entity [Line Items]
Total assets		82,903	96,187
Non-recourse loans		0	0
Investments		11,248	11,130
Maximum exposure to loss	[1]	11,248	11,194
Acquisition of real estate for the Company and its subsidiaries' real estate-related business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Corporate Rehabilitation Support Business
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Investment in securities
Variable Interest Entity [Line Items]
Total assets		30,936,563	30,299,519
Non-recourse loans		0	0
Investments		80,837	80,211
Maximum exposure to loss	[1]	108,170	109,310
Securitizing Financial Assets
Variable Interest Entity [Line Items]
Total assets		0	0
Non-recourse loans		0	0
Investments		0	0
Maximum exposure to loss	[1]	0	0
Securitization Of Loans Receivable Originated By Third Parties
Variable Interest Entity [Line Items]
Total assets		1,432,927	1,744,471
Non-recourse loans		0	0
Investments		17,378	18,448
Maximum exposure to loss	[1]	17,405	18,483
Power Generation Projects
Variable Interest Entity [Line Items]
Total assets		29,257	12,414
Non-recourse loans		0	0
Investments		1,871	1,719
Maximum exposure to loss	[1]	1,871	3,729
Other VIEs
Variable Interest Entity [Line Items]
Total assets		444,597	319,520
Non-recourse loans		4,362	4,864
Investments		29,982	17,963
Maximum exposure to loss	[1]	¥ 36,790	¥ 25,260

[1]	Maximum exposure to loss includes remaining balance of commitments that could require the Company and its subsidiaries to provide investments or loans to the VIE.